Income and expenses - Contractual assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and expenses
Contractual Liabilities	$ 775	$ 5,047	$ 1,687
Total	$ 6,708	$ 10,832	$ 6,839